Capital, Share Premium, Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share	Share
(Number of shares except otherwise stated)	shares	shares	(EUR)	capital	premium
January 1, 2022	25,772,359	25,772,359	0.17	4,427	242,198
February 10, 2022 - Exercise warrants	25,000	25,000	0.17	4	125
June 8, 2022 - Capital increase in cash	38,920	38,920	0.17	7	—
June 30, 2022	25,836,279	25,836,279	0.17	4,438	242,323
September 30, 2022 - Exercise warrants	10,000	10,000	0.17	2	117
December 31, 2022	25,846,279	25,846,279	0.17	4,440	242,440
March 29, 2023 - Capital increase in cash	393,162	393,162	0.17	68	2,481
March 30, 2023 - Capital increase in cash	2,047,544	2,047,544	0.17	351	12,999
April 13, 2023 - Capital increase in cash	375,000	375,000	0.17	65	2,651
June 30, 2023	28,661,985	28,661,985	0.17	4,924	260,571

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2022	270	(68)	202
Currency translation differences	(114)	—	(114)
Total other comprehensive income at June 30, 2022	156	(68)	88
Opening value at January 1, 2023	174	2	176
Currency translation differences	(78)	—	(78)
Total other comprehensive income at June 30, 2023	96	2	98